Exceptional items	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Exceptional items
3     Exceptional items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2023	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(340)	17	(323)
Chilean tax reform	–	(283)	(283)

Total	(340)	(266)	(606)

Attributable to non-controlling interests	–	(107)	(107)
Attributable to BHP shareholders	(340)	(159)	(499)

Samarco Mineração S.A. (Samarco) dam
failure
The
loss of US$
323
 million (after tax) relates to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2023	US$M
Other income	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(103)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(256)
Fair value change on forward exchange derivatives	471
Net finance costs	(452)
Income tax benefit	17

Total 1	(323)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
Chilean tax reform
On 17 May 2023, the Chilean Lower House approved a Royalty Bill which will implement a 1 per cent royalty on revenues, a margin based tax with rates ranging between 8 per cent and 26 per cent, and a 46.5 per cent cap to the overall Chilean tax burden of mining companies.
The President of the Lower House formally declared the legislative process complete on 12 June 2023, following receipt of the Chilean President’s formal confirmation that he had waived his veto power to oppose any of the provisions of the Royalty Bill.
On 13 July 2023, the Constitutional Court finalised its review of certain aspects of the Royalty Bill, relating only to the distribution of proceeds. Applying judgement, it was determined that the proposed tax rates were substantively enacted prior to 30 June 2023, as the scope of the Constitutional Court review did not extend to reviewing the tax rates.
While the timing of when the Group’s operations will be impacted by the reform depends on existing stability agreements, relevant deferred tax positions have been remeasured by US$283 million in the Group’s FY2023 financial statements.
The exceptional items relating to the years ended 30 June 2022 and 30 June 2021 are detailed below.
30 June 2022

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$1,063 million related to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2022	US$M
Other income	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	–
Samarco dam failure provision	(595)
Fair value change on forward exchange derivatives	(81)
Net finance costs	(290)
Income tax expense	(31)

Total 1	(1,063)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

Impairment of US deferred tax assets
The Group recognised an impairment charge of US$423 million (after tax) in relation to deferred tax assets where the recoverability had historically been reliant on Petroleum earnings in the same tax group. While these tax assets remained with the Group following the merger of the Group’s oil and gas portfolio with Woodside, the impairment charge reflected the extent of other forecasted future earnings against which the assets can be recovered.
Corporate structure unification costs
The Group incurred transaction costs associated with the unification of the Group corporate structure under its existing Australian parent company, BHP Group Limited, which was completed on 31 January 2022.
BHP Mitsui Coal (BMC) gain on disposal
On 3 May 2022 the Group sold its 80 per cent interest in BHP Mitsui Coal Pty Ltd (BMC) to Stanmore SMC Holdings Pty Ltd, a wholly owned subsidiary of Stanmore Resources Limited (Stanmore Resources).
Stanmore Resources paid US$1.1 billion cash consideration at completion plus a preliminary completion adjustment of US$218 million for working capital. Deferred consideration of US$
222
million comprised US$100 million in cash, outstanding at 30 June 2022 and subsequently received on 3 November 2022, with potential for an additional amount of up to US$150 million (US$122 million discounted) in a price-linked earnout payable in the 2024 calendar year.

Details of the gain on disposal is as follows:	US$M
BHP share of net assets disposed	631

Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Income tax expense	–
Deferred consideration	222

Gain on disposal	840

30 June 2021

Year ended 30 June 2021	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,087)	(71)	(1,158)
COVID-19 related costs	(499)	138	(361)
Impairment of Energy coal assets	(1,523)	(651)	(2,174)
Impairment of Potash assets	(1,314)	(473)	(1,787)

Total	(4,423)	(1,057)	(5,480)

Attributable to non-controlling interests	(34)	10	(24)
Attributable to BHP shareholders	(4,389)	(1,067)	(5,456)

Samarco Mineração S.A. (Samarco) dam failure
The loss of US$1,158 million related to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2021	US$M
Other income	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)
Samarco dam failure provision	(1,015)
Fair value change on forward exchange derivatives	136
Net finance costs	(85)
Income tax expense	(71)

Total 1	(1,158)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.

COVID-19
related costs
The exceptional item reflects the directly attributable
COVID-19
pandemic related additional costs for the Group for FY2021, including costs associated with the increased provision of health and hygiene services, the impacts of maintaining social distancing requirements and demurrage and other standby charges related to delays caused by
COVID-19.
At the time,
COVID-19
was considered a single protracted globally pervasive event.
However, as the pandemic has continued to evolve, certain impacts that were initially considered to be potentially short-term in nature are now expected to continue over a number of reporting periods. These activities are now considered to be part of business as usual operations and, as such, from FY2022 any incremental costs have not been classified as an exceptional item.
Impairment of Energy coal assets
The Group recognised an impairment charge of US$1,704 million (after tax) in relation to New South Wales Energy Coal (NSWEC) reflecting the status of the divestment process and current market conditions for thermal coal, the strengthening Australian dollar and changes to the mine plan. In addition, the Group recognised an impairment charge of US$470 million (after tax) for Cerrejón, reflecting the expected net sales proceeds.
Impairment of Potash assets
The Group recognised an impairment charge of US$1,787 million (after tax) in relation to Potash. The impairment charge reflected an analysis of market perspectives and the value that we expected a market participant to attribute to our investments to date.